Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2021
Contents Of Significant Accounts [Line Items]
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$5,765	$5,684
Checking and savings accounts	20,163,007	33,738,883
Time deposits	66,939,601	88,876,572
Repurchase agreements collateralized by government bonds and corporate notes	6,939,663	10,000,992

Total	$94,048,036	$132,622,131

Summary of Fair Value of Each Investment in Equity Instrument
The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2020	2021
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	2,039,645	3,407,886
Common stock	UNIMICRON HOLDING LIMITED	722,122	1,461,098
Common stock	ITE TECH. INC.	950,674	1,514,658
Common stock	CHIPBOND TECHNOLOGY CORPORATION	—	3,546,027
Common stock	NOVATEK MICROELECTRONICS CORP.	6,068,053	8,863,632
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	575,505	890,505
Preferred stock	MTIC HOLDINGS PTE. LTD.	170,145	151,859

Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income
b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income are listed below:

	For the years
	ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Held at end of period	$286,795	$465,679
Derecognized during the period	—	—

Total	$286,795	$465,679

Summary of Disposed and Derecognized Certain Investments Designated as Fair Value Through Other Comprehensive Income
c.
In consideration of the Company’s investment strategy, the Company disposed and derecognized certain investments designated as fair value through other comprehensive income. Details on derecognition of such investments are listed below:

	For the years
	ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Fair value on the date of disposal	$9,012,450	$—

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$1,825,365	$—

Aging Analysis of Accounts Receivables
Aging analysis of accounts
receivable:

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Neither past due	$23,801,905	$30,758,397

Past due:
≤ 30 days	2,730,865	3,294,617
31 to 60 days	95,398	138,854
61 to 90 days	13,258	8,026
91 to 120 days	23,774	43,413
≥ 121 days	635,239	575,293

Subtotal	3,498,534	4,060,203

Total	$27,300,439	$34,818,600

Movement of Loss Allowance
Movement of loss allowance for accounts

receivable:

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Beginning balance	$621,410	$206,084
Net reversal for the period	(415,326)	(11,593)

Ending balance	$206,084	$194,491

Inventories, Net
(5)	Inventories, Net

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$5,507,002	$3,371,520
Supplies and spare parts	4,290,672	5,106,770
Work in process	11,872,971	14,043,143
Finished goods	881,841	489,750

Total	$22,552,486	$23,011,183

Details of Investments Accounted for Under the Equity Method
(6)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2020		2021
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	$1,583,971	13.78	$1,767,821	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note B)	9,072,632	13.36	10,337,813	13.30
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note C)	26,966	45.44	—	45.44
PURIUMFIL INC.	6,206	44.45	7,253	44.45
UNITECH CAPITAL INC.	823,185	42.00	976,559	42.00
TRIKNIGHT CAPITAL CORPORATION	2,481,874	40.00	4,044,867	40.00
HSUN CHIEH CAPITAL CORP.	195,675	40.00	229,598	40.00
HSUN CHIEH INVESTMENT CO., LTD.	2,312,698	36.49	3,437,053	36.49
YANN YUAN INVESTMENT CO., LTD.	3,554,979	30.87	7,013,118	28.22
UNITED LED CORPORATION HONG KONG LIMITED	96,026	25.14	98,954	25.14
VSENSE CO., LTD. (Note C)	941	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note D)	174,985	10.38	225,342	10.38

Total	$20,330,138		$28,138,378

Note A:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that the Company obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. UNIMICRON was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. Cumulative fair value changes that was previously recognized in other comprehensive income up to reclassification date was reclassified to retained earnings in the current period.

Note C:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note D:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

Other current assets
(7)	Other current assets

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities of over three months to a year	$14,305,779	$28,834,684
Others	2,945,390	2,988,182

Total	$17,251,169	$31,822,866

Property, Plant and Equipment
(8)	Property, Plant and Equipment
2020

a.	Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715
Additions	—	—	—	—	—	—	26,420,747	26,420,747
Disposals	—	(1,316,833)	(5,305,744)	(10,856)	(169,716)	—	(12,938)	(6,816,087)
Transfers and reclassifications	—	109,586	17,142,065	—	246,622	62	(15,528,464)	1,969,871
Exchange effect	(1,510)	27,169	(5,814,568)	(155)	(10,252)	(2,171)	66,435	(5,735,052)

As of December 31, 2020	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860
Depreciation	—	1,688,455	43,089,767	5,334	513,055	7,894	—	45,304,505
Disposals	—	(788,342)	(5,301,373)	(10,412)	(169,680)	—	—	(6,269,807)
Transfers and reclassifications	—	—	—	—	1,082	(1,924)	—	(842)
Exchange effect	—	655	(5,824,014)	16	(12,552)	(2,154)	—	(5,838,049)

As of December 31, 2020	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667

Net carrying amount:
As of December 31, 2020	$1,690,613	$17,406,222	$93,881,980	$12,166	$1,193,439	$13,811	$16,529,296	$130,727,527

b.	Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499
Disposals	—	(179,132)	—	—	(179,132)
Exchange effect	(13)	(6,828)	—	453	(6,388)

As of December 31, 2020	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$1,019,036	$125,413	$1,102,809	$2,247,258
Depreciation	—	100,454	—	69,425	169,879
Disposals	—	(107,240)	—	—	(107,240)
Exchange effect	—	(4,705)	—	(349)	(5,054)

As of December 31, 2020	$—	$1,007,545	$125,413	$1,171,885	$2,304,843

Net carrying amount:
As of December 31, 2020	$459,622	$1,443,766	$—	$143,748	$2,047,136

2021

a.	Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194
Additions	—	—	—	—	—	—	38,284,083	38,284,083
Disposals	—	(20,455)	(3,587,695)	(791)	(5,010)	—	(22,822)	(3,636,773)
Transfers and reclassifications	(96,439)	114,081	35,718,256	2,158	433,504	204	(31,692,267)	4,479,497
Exchange effect	(102,831)	(523,656)	(5,893,187)	(306)	(32,098)	(2,696)	(242,257)	(6,797,031)

As of December 31, 2021	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667
Depreciation	—	1,474,241	41,329,061	5,310	531,085	7,247	—	43,346,944
Disposals	—	(20,455)	(3,580,477)	(791)	(5,003)	—	—	(3,606,726)
Transfers and reclassifications	—	1,645	125,413	—	—	—	—	127,058
Exchange effect	—	(121,750)	(4,656,461)	(143)	(19,038)	(2,085)	—	(4,799,477)

As of December 31, 2021	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466

Net carrying amount:
As of December 31, 2021	$1,491,343	$15,642,511	$86,901,818	$8,851	$1,082,791	$6,157	$22,856,033	$127,989,504

b.	Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979
Transfers and reclassifications	96,439	(18,542)	(125,413)	—	(47,516)
Exchange effect	(7,051)	(10,380)	—	(2,930)	(20,361)

As of December 31, 2021	$549,010	$2,422,389	$—	$1,312,703	$4,284,102

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$1,007,545	$125,413	$1,171,885	$2,304,843
Depreciation	—	94,130	—	67,347	161,477
Transfers and reclassifications	—	(1,645)	(125,413)	—	(127,058)
Exchange effect	—	(4,917)	—	(2,442)	(7,359)

As of December 31, 2021	$—	$1,095,113	$—	$1,236,790	$2,331,903

Net carrying amount:
As of December 31, 2021	$549,010	$1,327,276	$—	$75,913	$1,952,199

Disclosure Of Detailed Information About Lease Right Of Use Assets Explanatory
a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,146,342	$4,877,702
Buildings	352,119	284,011
Machinery and equipment	2,227,035	1,940,084
Transportation equipment	12,252	18,704
Other equipment	10,294	6,344

Net	$7,748,042	$7,126,845

	For the years ended December 31,
	2020	2021
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$333,402	$325,268
Buildings	120,111	121,373
Machinery and equipment	223,120	210,188
Transportation equipment	8,145	9,858
Other equipment	4,531	4,524

Total	$689,309	$671,211

i.	For the years ended December 31, 2020 and 2021, the Company’s addition to right-of-use assets amounted to NT$567 million and NT$207 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$550,147	$557,873
Non-current	5,026,717	4,510,881

Total	$5,576,864	$5,068,754

Please refer to Note 6(23) for the interest expenses on the lease liabilities.

Intangible Assets
(10)	Intangible Assets
2020
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671
Additions	—	1,201,288	212,269	862,063	2,275,620
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	(3,808)	—	—	(3,808)
Exchange effect	—	32,341	145,714	2,886	180,941

As of December 31, 2020	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424
Amortization	—	1,363,607	536,953	810,225	2,710,785
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	841	—	—	841
Exchange effect	—	31,815	26,884	2,762	61,461

As of December 31, 2020	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374

Net carrying amount: As of December 31, 2020	$7,614	$2,229,530	$1,678,428	$962,341	$4,877,913

2021
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287
Additions	—	1,333,882	56,331	330,976	1,721,189
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Reclassifications	—	(758)	—	—	(758)
Exchange effect	—	(165,543)	(95,632)	(21,862)	(283,037)

As of December 31, 2021	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374
Amortization	—	1,566,948	538,874	747,617	2,853,439
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Exchange effect	—	(101,050)	(66,244)	(15,771)	(183,065)

As of December 31, 2021	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351

Net carrying amount: As of December 31, 2021	$7,614	$1,931,213	$1,166,497	$539,609	$3,644,933

Amortization Amounts of Intangible Assets
The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$866,497	$798,011

Operating expenses	$1,844,288	$2,055,428

Details of Loans
(11)	Short-Term Loans

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$11,057,132	$1,924,124

	For the years ended December 31,
	2019	2020	2021
Interest rates applied	0.00%-4.55%	0.00%-4.05%	0.15%-3.60%

Financial Liabilities at Fair Value Through Profit or Loss, Current
(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$—	$2,380,599
Forward contracts	2,326	—

Total	$2,326	$2,380,599

Bonds Payable
(13)	Bonds Payable

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$18,700,000	$31,300,000
Unsecured exchangeable bonds payable	—	10,817,047
Less: Discounts on bonds payable	(9,616)	(1,580,389)

Total	18,690,384	40,536,658
Less: Current or exchangeable portion due within one year	(1,999,910)	(17,458,959)

Net	$16,690,474	$23,077,699

Summary of Terms and Conditions of Bonds
a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest was paid annually and the principal was fully repaid in March 2020.
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest was paid annually and the principal was fully repaid in June 2021.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 mil lio n	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,561,999)	$(5,458,333)
Fair value of plan assets	1,399,345	1,581,012

Funded status	(4,162,654)	(3,877,321)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,162,654)	$(3,877,321)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2020	2021

Cash	16%	24%
Equity instruments	48%	43%
Debt instruments	25%	23%
Others	11%	10%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2020	2021
Discount rate	0.29%	0.62%
Rate of future salary increase	3.50%	4.25%

Expected Future Benefit Payments

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2021
NT$ (In Thousands)

2022	$373,879
2023	373,406
2024	397,426
2025	432,167
2026	435,179
2027 and thereafter	3,721,746

Total	$5,733,803

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2020
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)

Decrease (increase) in defined benefit obligation	$226,798	$—	$(204,390)	$195,078

As of December 31, 2021
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)

Decrease (increase) in defined benefit obligation	$207,999	$(220,561)	$(184,551)	$176,567

Deferred Government Grants
(16)	Deferred Government Grants

	As of December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$13,551,553	$10,207,109
Arising during the period	578,844	2,498,990
Recorded in profit or loss:
Other operating income	(3,994,818)	(4,069,055)
Exchange effect	71,530	(93,246)

Ending balance	$10,207,109	$8,543,798

Current (classified under other current liabilities)	$3,836,211	$4,096,742
Non-current (classified under other noncurrent liabilities)	6,370,898	4,447,056

Total	$10,207,109	$8,543,798

Summary of Refund Liabilities
(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$1,252,451	$724,207

Purpose for Repurchase and Changes in Treasury Stock
i.
UMC carried out a treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for the repurchase and changes in treasury stock during the years ended December 31, 2020 and 2021 were as follows:

For the year ended December 31, 2020
(In thousands of shares)

Purpose	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
For transfer to employees	—	105,000	105,000	—

Details of Distribution	The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2020	2021	2020	2021

Legal reserve	$3,197,890	$5,832,570
Special reserve	(2,857,666)	(3,250,434)
Cash dividends	19,875,842	—	$1.60	$—

Non-controlling Interests
d.	Non-controlling interests:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$466,768	$410,065	$113,356
Attributable to non-controlling interests:
Net loss	(3,578,847)	(2,009,077)	(668,245)
Other comprehensive income (loss)	(15,213)	126,653	(19)
Disposal of subsidiaries	—	(51,565)	—
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	—	106,879	—
Changes in subsidiaries’ ownership	24,740	(10,331)	(11,126)
Non-controlling interests	—	(551,608)	23,430
Derecognition of the non-controlling interests	3,512,617	2,092,340	765,785

Ending balance	$410,065	$113,356	$223,181

Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model
The compensation cost for the cash-settled share-based payment was measured at fair value on the grant date by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2021, the assumptions used are as below:

	Granted in September 2020	Granted in June 2021
Share price of measurement date (NT$/ per share)	$65.00	$65.00
Expected volatility	40.11%-42.88%	38.52%-47.75%
Expected life	0.67-2.67 years	1.44-3.44 years
Expected dividend yield	5.27%	5.27%
Risk-free interest rate	0.32%-0.46%	0.38%-0.50%

Summary of Disaggregation of Revenue by Product
(20)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$142,625,019	$169,885,201	$204,594,399
Others	5,576,622	6,935,713	8,416,619

Total	$148,201,641	$176,820,914	$213,011,018

Summary of Disaggregation of Revenue by Geography
ii.	By geography

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$53,966,435	$65,003,509	$80,655,096
Singapore	23,979,343	26,054,856	29,068,748
China (includes Hong Kong)	19,115,188	22,629,388	31,176,136
Japan	9,855,772	15,363,352	13,705,192
USA	19,957,615	24,546,963	24,270,210
Europe	6,900,339	6,416,235	5,628,998
Others	14,426,949	16,806,611	28,506,638

Total	$148,201,641	$176,820,914	$213,011,018

Summary of Disaggregation of Revenue by the Timing of Revenue Recognition
iii.	By the timing of revenue recognition

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$147,057,035	$174,492,036	$211,074,982
Over time	1,144,606	2,328,878	1,936,036

Total	$148,201,641	$176,820,914	$213,011,018

Summary of Balances of Contract Assets and Contract Liabilities
b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2020	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$599,491	$625,222	$677,326
Less: Loss allowance	(385,248)	(367,381)	(357,705)

Net	$214,243	$257,841	$319,621

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2020	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Sales of goods and services	$1,470,195	$2,497,469	$4,083,140

Current	$988,115	$2,040,989	$3,441,754
Non-current	482,080	456,480	641,386

Total	$1,470,195	$2,497,469	$4,083,140

Employee Benefit, Depreciation and Amortization Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2019			2020			2021
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$17,109,432	$7,712,792	$24,822,224	$20,367,325	$9,412,151	$29,779,476	$23,388,888	$11,806,207	$35,195,095
Labor and health insurance	911,037	395,571	1,306,608	1,061,848	452,848	1,514,696	1,183,315	458,179	1,641,494
Pension	1,066,877	361,281	1,428,158	1,138,429	379,298	1,517,727	1,259,044	399,879	1,658,923
Other employee benefit expenses	303,358	124,631	427,989	274,838	121,858	396,696	335,829	144,668	480,497
Depreciation	45,068,673	1,841,954	46,910,627	43,969,732	1,926,226	45,895,958	42,002,745	1,908,719	43,911,464
Amortization	848,214	1,368,440	2,216,654	895,732	1,848,651	2,744,383	834,384	2,060,558	2,894,942

Details of Distribution of Employees' Compensation and Directors' Compensation	The details of distribution were as follows:

	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Employees’ compensation – Cash	$1,132,952	$2,581,675	$4,770,909
Directors’ compensation	10,259	32,369	25,264

Net Other Operating Income and Expenses
(22)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,366,907	$5,179,643	$5,269,412
Rental income from property, plant and equipment	200,351	198,860	187,166
Gain on disposal of property, plant and equipment	43,036	1,137,320	143,735
Impairment loss
Property, plant and equipment	(84,974)	—	—
Goodwill	(7,398)	—	—
Others	(335,760)	(261,933)	(373,482)

Total	$5,182,162	$6,253,890	$5,226,831

Non-Operating Income and Expenses
(23)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain on valuation of financial assets and liabilities at fair value through profit or loss	$1,279,931	$2,011,403	$2,892,470
Impairment loss
Investments accounted for under the equity method	(25,762)	—	—
Loss on disposal of investments	(16,293)	(91,070)	(16,388)
Others	(71,147)	(1,871,567)	(2,009,952)

Total	$1,166,729	$48,766	$866,130

b.	Finance costs

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$672,902	$377,193	$437,055
Bank loans	1,808,633	1,417,028	1,285,708
Lease liabilities	178,112	154,730	145,187
Others	274,168	55,467	139
Financial expenses	63,828	69,015	94,841

Total	$2,997,643	$2,073,433	$1,962,930

Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2019
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$106,403	$—	$106,403	$(21,281)	$85,122
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	—	5,486,209	(394,695)	5,091,514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	899,025	—	899,025	(41,643)	857,382
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3,292,023)	14,085	(3,277,938)	14,949	(3,262,989)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	8,799	6,594	15,393	(8,843)	6,550

Total other comprehensive income (loss)	$3,208,413	$20,679	$3,229,092	$(451,513)	$2,777,579

	For the year ended December 31, 2020
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(192,581)	$—	$(192,581)	$38,516	$(154,065)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361	—	4,815,361	(134,887)	4,680,474
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	883,508	—	883,508	(115,048)	768,460
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,917,361)	(2,919)	(2,920,280)	38,541	(2,881,739)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	37,474	22,843	60,317	7,372	67,689

Total other comprehensive income (loss)	$2,626,401	$19,924	$2,646,325	$(165,506)	$2,480,819

	For the year ended December 31, 2021
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)

Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(197,477)	$—	$(197,477)	$39,495	$(157,982)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	—	5,811,342	(360,061)	5,451,281
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,959,130	—	2,959,130	(96,510)	2,862,620
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(4,743,299)	2,283	(4,741,016)	23,175	(4,717,841)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,018)	(394)	(24,412)	6,763	(17,649)

Total other comprehensive income (loss)	$3,805,678	$1,889	$3,807,567	$(387,138)	$3,420,429

Major Components of Income Tax Expense
(25)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2019, 2020 and 2021 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$772,795	$2,346,937	$7,088,975
Adjustments in respect of current income tax of prior periods	(1,033,780)	(1,140,060)	(150,260)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	465,530	49,035	407,280
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	231,971	683,080	723,270
Adjustment of prior year’s deferred income tax	121,189	(246,173)	(130,841)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(327,359)	(1,736)	(20,172)

Income tax expense recorded in profit or loss	$230,346	$1,691,083	$7,918,252

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$(21,281)	$38,516	$39,495
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(394,695)	(134,887)	(360,061)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(41,643)	(115,048)	(96,510)

Income tax related to items that will not be reclassified subsequently to profit or loss	$(457,619)	$(211,419)	$(417,076)

(ii)	Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$14,949	$38,541	$23,175
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(8,843)	7,372	6,763

Income tax related to items that may be reclassified subsequently to profit or loss	$6,106	$45,913	$29,938

iii. Income tax charged directly to equity

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Current income tax expense (benefit):
Disposal of parent company’s stock by subsidiary recognized as treasury stock transactions	$—	$—	$(203)
Deferred income tax expense (benefit):
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	(45)	3,691	—
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(532)	(91)	22
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(514)	—	—

Income tax charged directly to equity	$(1,091)	$3,600	$(181)

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$4,806,596	$22,542,750	$58,496,432

At UMC’s statutory income tax rate	961,319	4,508,550	11,699,286
Adjustments in respect of current income tax of prior periods	(1,033,780)	(1,140,060)	(150,260)
Net changes in loss carry-forward and investment tax credits	2,387,922	447,570	(845,267)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(169,568)	(505,537)	183,123
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,778,820)	(2,500,688)	(3,258,695)
Investment gain	(270,610)	(431,501)	(1,388,877)
Dividend income	(139,093)	(130,672)	(171,725)
Others	110,991	32,268	6,463
Basic tax	3,215	2,803	—
Estimated income tax on unappropriated earnings	150,401	1,087,216	1,558,031
Effect of different tax rates applicable to UMC and its subsidiaries	(102,608)	(191,687)	116,174
Taxes withheld in other jurisdictions	19,749	25,193	43,443
Others	91,228	487,628	126,556

Income tax expense recorded in profit or loss	$230,346	$1,691,083	$7,918,252

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,116,855	$2,155,961
Loss carry-forward	685,531	62,367
Pension	828,410	770,847
Refund liabilities	240,165	140,861
Allowance for inventory valuation losses	595,910	433,630
Investment loss	389,743	349,794
Unrealized profit on intercompany sales	1,348,202	1,125,370
Others	461,160	439,439

Total deferred income tax assets	6,665,976	5,478,269

Deferred income tax liabilities
Unrealized exchange gain	(559,334)	(580,191)
Depreciation	(156,000)	(78,792)
Investment gain	(933,038)	(1,354,740)
Bonds	—	(6,353)
Amortizable assets	(316,049)	(303,841)
Others	(687)	—

Total deferred income tax liabilities	(1,965,108)	(2,323,917)

Net deferred income tax assets	$4,700,868	$3,154,352

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Balance as of January 1	$5,342,127	$4,700,868
Amounts recognized in profit or loss during the period	(484,206)	(979,537)
Amounts recognized in other comprehensive income (loss)	(165,506)	(387,138)
Amounts recognized in equity	3,600	22
Exchange adjustments	4,853	(179,863)

Balance as of December 31	$4,700,868	$3,154,352

Earnings Per Share
(26)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$8,155,097	$22,860,744	$51,246,425

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,565,068	11,850,052	12,005,126

Earnings per share-basic (NTD)	$0.71	$1.93	$4.27

b.	Earnings per share- diluted

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$8,155,097	$22,860,744	$51,246,425
Effect of dilution
Unsecured convertible bonds	289,121	69,019	—

Income attributable to shareholders of the parent	$8,444,218	$22,929,763	$51,246,425

Weighted—average number of ordinary shares for basic earnings per share (thousand shares)	11,565,068	11,850,052	12,005,126
Effect of dilution
Restricted stocks for employees	—	30,911	159,478
Employees’ compensation	90,047	65,657	80,243
Unsecured convertible bonds	1,295,729	303,630	—

Weighted—average number of ordinary shares after dilution (thousand shares)	12,950,844	12,250,250	12,244,847

Earnings per share-diluted (NTD)	$0.65	$1.87	$4.19

Reconciliation of Liabilities Arising from Financing Activities
(27)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2019

	As of December 31, 2018	Cash Flows	Non-cash changes		As of December 31, 2019
Items			Foreign exchange	Others (Note A)
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$13,103,808	$(993,723)	$(368,507)	$273,628	$12,015,206
Long-term loans (current portion included)	30,826,215	3,876,991	(802,975)	1,843	33,902,074
Bonds payable (current portion included)	41,378,182	(2,500,000)	—	(96,766)	38,781,416
Guarantee deposits (current portion included)	665,793	252,269	(2,021)	(619,347)	296,694 (Note E	)
Lease liabilities	6,006,457	(633,488)	(78,432)	736,488 (Note C )	6,031,025
Other financial liabilities-noncurrent (Note B)	20,410,355	—	(698,127)	381,213	20,093,441
For the year ended December 31, 2020

			Non-cash changes
Items	As of December 31, 2019	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2020
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$12,015,206	$(933,392)	$(75,751)	$51,069		$11,057,132
Long-term loans (current portion included)	33,902,074	136,920	(972,888)	—		33,066,106
Bonds payable (current portion included)	38,781,416	(13,702,875)	—	(6,388,157 (Note D	) )	18,690,384
Guarantee deposits (current portion included)	296,694	(59,819)	(883)	—		235,992 (Note E	)
Lease liabilities	6,031,025	(726,626)	(10,036)	282,501		5,576,864
Other financial liabilities-noncurrent (Note B)	20,093,441	—	281,219	371,964		20,746,624
For the year ended December 31, 2021

			Non-cash changes
Items	As of December 31, 2020	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2021
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$11,057,132	$(8,974,216)	$(158,792)	$—		$1,924,124
Long-term loans (current portion included)	33,066,106	4,088,537	(529,736)	—		36,624,907
Bonds payable (current portion included)	18,690,384	23,703,692	—	(1,857,418 (Note F	) )	40,536,658
Guarantee deposits (current portion included)	235,992	14,219,408	(85,631)	—		14,369,769 (Note E	)
Lease liabilities	5,576,864	(699,680)	(144,419)	335,989		5,068,754
Other financial liabilities (Note B)	20,746,624	—	(163,387)	382,972		20,966,209
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 9(6) for more details on other financial liabilities.
Note C: Including the impact from acquisition of a subsidiary.
Note D: Please refer to Note 6(13) for the Company’s convertible bonds.
Note E: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note F: Please refer to Note 6(13) for the Company’s exchangeable bonds.

Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary
c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$722,559
Net cash of subsidiary derecognized	(776,586)

Net cash outflow from deconsolidation	$(54,027)

NEXPOWER TECHNOLOGY CORP. [member]
Contents Of Significant Accounts [Line Items]
Summary of Derecognized Assets and Liabilities
a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)

Assets
Cash and cash equivalents	$776,586
Other current assets	18

776,604

Liabilities
Other payables	(194)

(194)

Net assets of the deconsolidation	$776,410

Summary of Consideration Received and Gain (Loss) Recognized
b.	Consideration received and gain recognized from the deconsolidation:

NT$
(In Thousands)

Cash received	$722,559
Less: Net assets of the deconsolidation	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061

Gain on deconsolidation (Note A)	$1,775

Unused tax credits [member]
Contents Of Significant Accounts [Line Items]
Unused Tax Credits and Losses

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period

1-5 years	$40,910,279	$38,562,420
6-10 years	2,674,422	2,730,567

Total	$43,584,701	$41,292,987

Plan assets [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,385,696	$1,399,345
Items recognized as profit or loss:
Interest income on plan assets	9,284	4,059
Contribution by employer	95,360	505,890
Benefits paid	(142,490)	(349,750)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	51,495	21,468

Fair value of plan assets at end of year	$1,399,345	$1,581,012

Present value of defined benefit obligation [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Defined benefit obligation at beginning of year	$(5,411,069)	$(5,561,999)
Items recognized as profit or loss:
Service cost	(13,090)	(11,009)
Interest cost	(36,254)	(16,130)

Subtotal	(49,344)	(27,139)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	—	(4,537)
Arising from changes in financial assumptions	(173,615)	(123,140)
Experience adjustments	(70,461)	(91,268)

Subtotal	(244,076)	(218,945)

Benefits paid	142,490	349,750

Defined benefit obligation at end of year	$(5,561,999)	$(5,458,333)

More than 1 year [member]
Contents Of Significant Accounts [Line Items]
Details of Loans
a.	Details of long-term loans as of December 31, 2020 and 2021 were as follows:

	As of December 31,
Lenders	2020	2021	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$1,640	$—	Repayable quarterly from July 3, 2017 to July 5, 2021 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	19,464	14,598	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	59,459	47,568	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	21,146	13,125	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	56,000	44,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	28,965	22,759	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	—	101,000	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A)	22,236,343	18,158,940	Repayable semi-annually from October 20, 2016 to October 20, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.

	As of December 31,
Lenders	2020	2021	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Syndicated Loans from China Development Bank and 6 others (2)	—	12,236,000	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank	—	47,000	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from KGI Bank	—	21,000	Repayable semi-annually from December 27, 2021 to December 27, 2026 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from ICBC Bank	1,702,589	—	Repayable semi-annually from September 20, 2019 to September 9, 2021 with quarterly interest payments. Interest-only payment for the first semi-annually year.
Unsecured Long-Term Loan from Xiamen Bank	440,500	436,126
Repayable semi-annually from November 24, 2020 to May 24, 2022 of RMB 0.1 million with monthly interest payments and the remaining principal will be repaid once at maturity. Interest-only payment for the first semi-annually year.

Unsecured Long-Term Loan from Bank of China	—	982,791	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1)	2,000,000	500,000	Repayable quarterly from March 10, 2022 to December 10, 2024 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2)	—	450,000	Repayable quarterly from March 24, 2023 to March 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank	2,000,000	—	Repayable quarterly from May 5, 2023 to May 5, 2025 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B)	1,500,000	500,000	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C)	700,000	200,000	Repayable annually from August 9, 2020 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D)	1,000,000	550,000	Repayable quarterly from January 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (1) (Note E)	1,000,000	—	Repayable annually from December 11, 2021 to December 11, 2023 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (2) (Note E )	—	500,000	Repayable annually from August 10, 2023 to August 10, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note F)	300,000	—	Settlement due on May 15, 2025 with monthly interest payments.

	As of December 31,
Lenders	2020	2021	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Revolving Loan from First Commercial Bank (2) (Note G)	—	300,000	Settlement due on February 25, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note G)	—	300,000	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (4) (Note G)	—	200,000	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H)	—	1,000,000	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.

Subtotal	33,066,106	36,624,907
Less: Current portion	(24,985,168)	(19,873,011)

Total	$8,080,938	$16,751,896

	For the years ended December 31,
	2019	2020	2021
Interest rates applied	0.55%-5.56%	0.84%-4.67%	0.85%-4.66%

Note A:
USCXM, the subsidiary of UMC failed to comply with the loan covenant to maintain its financial ratio at certain level and therefore the loan is reclassified to current liabilities as of December 31, 2020 and 2021. The bank exemption of 2020 and 2021 have been obtained as of April 21, 2021 and February 7, 2022, respectively.

Note B:
UMC entered into a
5-year
loan agreement with Mega International Commercial Bank, effective from October 17, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the two years and six months after the first use and every six months thereafter, with a total of six adjustments. The expiration date of the agreement is April 16, 2022. As of December 31, 2020 and 2021, the line of credit were fully utilized.

Note C:
UMC entered into a
5-year
loan agreement with Taipei Fubon Bank, effective from February 9, 2018. The agreement offered UMC a revolving line of credit of NT$2 billion. This line of credit will be reduced starting from the end of the two years after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 9, 2023. As of December 31, 2020 and 2021, the unused line of credit were both NT$0.8 billion.

Note D:
UMC entered into a
5-year
loan agreement with Chang Hwa Commercial Bank, effective from November 2, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the third year after the first use and every three months thereafter, with a total of nine adjustments. The expiration date of the agreement is October 27, 2022. As of December 31, 2020 and 2021, the unused line of credit were NT$1.7 billion and NT$0.8 billion, respectively.

Note E:
UMC entered into a
5-year
loan agreement with KGI Commercial Bank, effective from September 11, 2018. The agreement offered UMC a revolving line of credit of NT$2.5 billion which has been modified into NT$3 billion as of May 10, 2021. This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 10, 2026. As of December 31, 2020 and 2021, the unused line of credit were NT$1 billion and NT$2.5 billion, respectively.

Note F:	First Commercial Bank approved the 1-year credit loan on December 30, 2019, which has expired on December 30, 2020.

Note G:
First Commercial Bank approved the
1-year
credit loan on January 18, 2021, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to January 17, 2022. As of December 31, 2021, the unused line of credit was NT$1.2 billion.

Note H:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2021, the unused line of credit was NT$3 billion.

Aggregated individually immaterial associates [member]
Contents Of Significant Accounts [Line Items]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Profit from continuing operations	$115,329	$1,300,263	$5,193,495
Other comprehensive income	873,308	973,946	2,965,202

Total comprehensive income	$988,637	$2,274,209	$8,158,697

Trade receivables [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(4)	Accounts Receivable, Net

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Accounts receivable	$27,300,439	$34,818,600
Less: loss allowance	(206,084)	(194,491)

Net	$27,094,355	$34,624,109

Financial assets at fair value through profit or loss [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$9,654,682	$13,289,438
Preferred stocks	3,299,004	2,602,622
Funds	2,674,476	3,862,932
Convertible bonds	412,175	691,303
Forward contracts	2,384	—

Total	$16,042,721	$20,446,295

Current	$1,216,634	$945,021
Non-current	14,826,087	19,501,274

Total	$16,042,721	$20,446,295

Financial assets at fair value through other comprehensive income [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$10,355,999	$19,683,806
Preferred stocks	170,145	151,859

Total	$10,526,144	$19,835,665

Current	$—	$8,482,334
Non-current	10,526,144	11,353,331

Total	$10,526,144	$19,835,665